Note 12 - Derivative Instruments	3 Months Ended
Jan. 31, 2023
Statement Line Items [Line Items]
Disclosure of financial assets [text block]
4.	Securities:

As at January 31, 2023, the Bank held securities totalling $49.8 million ( October 31, 2022 - $141.6 million), comprised of a Government of Canada Treasury Bill and a US Government Treasury Bill.  The Government of Canada Treasury Bill was purchased for $19.5 million with a face value totaling $20.0 million, resulting in a yield of 2.81%, and maturing on May 25, 2023. The US Government Treasury Bill was purchased for USD $22.4 million ($29.9 million) with a face value of USD $22.5 million ($30.0 million), resulting in a yield of 4.18%, and matured on February 7, 2023.

Derivatives [member]
Statement Line Items [Line Items]
Disclosure of financial assets [text block]
12.	Derivative instruments:

At January 31, 2023, the Bank had an outstanding contract established for asset liability management purposes to swap between floating and fixed interest rates with a notional amount totalling $7.9 million ( October 31, 2022 - $nil), of which $7.9 million ( October 31, 2022 - $nil) qualified for hedge accounting. The Bank enters into interest rate contracts for its own account exclusively and does not act as an intermediary in this market. As required under the accounting standard relating to hedges, at January 31, 2023, $49,000 ( October 31, 2022 - $nil) relating to this contract was included in other assets and the offsetting amount included in the carrying values of the asset to which they relate. Approved counterparties are limited to Canadian chartered banks.